Income Taxes - Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Net deferred income tax assets – balances at beginning of the year	₱ 23,623	₱ 27,697
Net deferred income tax liabilities – balances at beginning of the year	(2,583)	(2,981)
Net balances at beginning of the year	21,040	24,716
Movement charged directly to other comprehensive income	1,811	2,673
Provision for deferred income tax	(3,989)	(6,267)	₱ (1,375)
Adjustments due to adoption of IFRS 16		(83)
Others	(32)	1
Net balances at end of the period	18,830	21,040	24,716
Net deferred income tax assets – balances at end of the year	19,556	23,623	27,697
Net deferred income tax liabilities – balances at end of the year	₱ (726)	₱ (2,583)	₱ (2,981)